Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]
Inventory [Line Items]
Raw materials	$ 90,755	$ 72,170	$ 72,170	$ 69,520
Work in process	128,270	124,049	124,049	96,389
Finished goods	191,751	175,968	175,968	146,061
Inventories, net	$ 410,776	$ 372,187	$ 372,187	$ 311,970